Fair Value Measurements - Summary of Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended					4 Months Ended	12 Months Ended	13 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement							$ 17,421,333
Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement							17,421,333
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 9,024,880
Initial measurement								$ 17,421,333
Change in valuation inputs or other assumptions								(8,396,453)
Ending balance							9,024,880	9,024,880
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 858,000	$ 2,706,000	4,750,680	$ 7,062,000	$ 8,844,000	$ 0		0
Initial measurement						9,108,000
Change in valuation inputs or other assumptions	(66,000)	(1,848,000)	(2,044,680)	(1,716,000)	(1,782,000)	(264,001)
Ending balance	792,000	858,000	2,706,000	5,346,000	7,062,000	8,844,000	4,750,680	4,750,680
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			4,750,680
Initial measurement								9,108,000
Change in valuation inputs or other assumptions								(4,357,320)
Ending balance							4,750,680	4,750,680
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	745,333	2,463,040	4,274,200	6,306,667	8,026,667	0		0
Initial measurement						8,313,333
Change in valuation inputs or other assumptions	(57,333)	(1,717,707)	(1,811,160)	(1,662,667)	(1,720,000)	(286,666)
Ending balance	688,000	745,333	2,463,040	4,644,000	6,306,667	8,026,667	4,274,200	4,274,200
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			4,274,200
Initial measurement								8,313,333
Change in valuation inputs or other assumptions								(4,039,133)
Ending balance							4,274,200	4,274,200
Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,603,333	5,169,040	9,024,880	13,368,667	16,870,667	0		0
Initial measurement						17,421,333
Change in valuation inputs or other assumptions	(123,333)	(3,565,707)	(3,855,840)	(3,378,667)	(3,502,000)	(550,667)
Ending balance	$ 1,480,000	$ 1,603,333	$ 5,169,040	$ 9,990,000	$ 13,368,667	$ 16,870,667	$ 9,024,880	$ 9,024,880